UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 95.21%	Shares	Value

	Aerospace & Defense - 2.47%
CAI	CACI International, Inc. - Class A*	55,000	$2,599,850

	Asian Exchanges - 0.62%
8697 JP	Osaka Securities Exchange Co., Ltd.	144	654,509

	Asset Management - 1.00%
URB/A CN	Urbana Corp. - Class A*	240,000	425,909
GROW	US Global Investors, Inc. - Class A(1)	48,000	591,840
WSDT	WisdomTree Investments, Inc.*(1)	24,000	36,000
			1,053,749
	Cable TV - 0.89%
TWC	Time Warner Cable, Inc.(1)	21,754	937,380

	Capital Markets - 1.09%
CLST LN	Collins Stewart plc	4,000	4,827
LAB	LaBranche & Co. Inc.*	210,000	714,000
NTRS	Northern Trust Corp.(1)	2,000	116,320
RMG	Riskmetrics Group Inc.*(1)	5,700	83,334
STT	State Street Corporation	4,000	210,400
TLPR LN	Tullett Prebon plc	4,000	24,982
			1,153,863
	Commercial Services & Supplies - 5.40%
CDCO	Comdisco Holding Company, Inc.*(1)	194,400	1,601,856
CSGP	CoStar Group, Inc.*(1)	2,000	82,440
MWW	Monster Worldwide, Inc.*	2,000	34,960
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	162,000	3,975,480
			5,694,736
	Communications Equipment - 1.12%
SATS	EchoStar Corporation - Class A*	10,000	184,600
JDSU	JDS Uniphase Corporation*	45,000	319,950
QCOM	QUALCOMM Inc.	15,000	674,700
			1,179,250
	Computers & Peripherals - 4.28%
AAPL	Apple, Inc.*	5,000	926,850
EMC	EMC Corporation*	140,000	2,385,600
NTAP	NetApp, Inc.*	45,000	1,200,600
			4,513,050
	Consumer Finance - 0.32%
AXP	American Express Company(1)	10,000	339,000

	Diversified Consumer Services - 0.90%
APOL	Apollo Group, Inc. - Class A*(1)	2,000	147,340
EDU	New Oriental Education & Technology Group, Inc. - ADR*(1)	3,550	285,597
BID	Sotheby's(1)	30,000	516,900
			949,837
	Diversified Financial Services - 2.73%
CLE LN	Climate Exchange PLC*	40,000	528,671
CME	CME Group, Inc.(1)	3,300	1,017,027
ICE	IntercontinentalExchange Inc.*	13,000	1,263,470
MKTX	MarketAxess Holdings, Inc.*	6,000	72,300
			2,881,468
	Diversified Telecommunication Services - 0.47%
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	385,804
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR	45,000	109,350
			495,154
	Electronic Equipment & Instruments - 0.13%
ID	L-1 Identity Solutions, Inc.*	20,000	139,800

	European Exchanges - 0.31%
DB1 GR	Deutsche Boerse AG	4,000	326,914

	Funds, Trusts, and Other Financial Vehicles - 0.17%
HHH	Internet HOLDRs Trust(1)	3,500	177,450

	Global Exchanges - 5.87%
388 HK	Hong Kong Exchanges & Clearing Limited	110,000	1,994,181
JSE SJ	JSE Limited	60,000	495,208
SGX SP	Singapore Exchange Limited	620,000	3,705,959
			6,195,348
	Holding Company - 9.17%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,662,609
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	29
LUK	Leucadia National Corporation*	324,000	8,009,280
			9,671,918
	Hotels, Restaurants & Leisure - 1.08%
CTRP	Ctrip.com International Ltd. - ADR*(1)	3,000	176,370
IILG	Interval Leisure Group, Inc.*	200	2,496
200 HK	Melco International Development Limited*	1,500,000	959,994
			1,138,860
	Household Durables - 0.68%
IEP	Icahn Enterprises LP	18,000	719,280

	Internet & Catalog Retail - 1.13%
EBAY	eBay, Inc.*	40,000	944,400
EXPE	Expedia, Inc.*(1)	4,000	95,800
HSNI	HSN, Inc.*	200	3,256
NFLX	Netflix, Inc.*(1)	1,000	46,170
OSTK	Overstock.com, Inc.*	1,000	14,670
PCLN	Priceline.com Incorporated*(1)	500	82,910
TKTM	Ticketmaster*	200	2,338
			1,189,544
	Internet Software & Services - 8.66%
BIDU	Baidu.com, Inc. - ADR*(1)	9,700	3,793,185
JRJC	China Finance Online Company - ADR*(1)	10,000	90,400
GOOG	Google Inc. - Class A*(1)	3,200	1,586,720
IACI	IAC/InterActiveCorp*(1)	60,740	1,226,341
ICGE	Internet Capital Group, Inc.*	15,000	125,400
NTES	NetEase.com Inc. - ADR*	200	9,136
SINA	SINA Corporation*(1)	26,000	986,960
SOHU	Sohu.com Inc.*(1)	18,000	1,238,040
UNTD	United Online, Inc.	10,000	80,400
			9,136,582
	IT Services - 11.86%
ACXM	Acxiom Corporation*	30,150	285,219
BR	Broadridge Financial Solutions, Inc.	100,000	2,010,000
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	1,507,740
INFY	Infosys Technologies Limited - ADR(1)	30,000	1,454,700
IRM	Iron Mountain Incorporated*(1)	6,000	159,960
MANT	ManTech International Corporation - Class A*	82,000	3,867,120
MA	Mastercard, Inc. - Class A	6,000	1,212,900
SAPE	Sapient Corporation*	20,000	160,800
V	Visa, Inc. - Class A(1)	20,000	1,382,200
WU	The Western Union Company	25,000	473,000
			12,513,639
	Leisure Equipment & Products - 0.02%
MVL	Marvel Entertainment, Inc.*	322	15,978

	Media - 21.78%
DWA	DreamWorks Animation SKG, Inc. - Class A*	150,000	5,335,500
SSP	The E.W. Scripps Company - Class A*	898,065	6,735,488
IAR	Idearc Inc.*(1)	364,000	9,100
LBTYK	Liberty Global, Inc. - Series C*	100,707	2,261,879
SNI	Scripps Networks Interactive - Class A	65,000	2,401,750
SIRI	Sirius XM Radio, Inc.*(1)	46,000	29,210
TWX	Time Warner, Inc.	86,666	2,494,247
DIS	The Walt Disney Co.(1)	11,380	312,495
WMG	Warner Music Group Corp.*	310,000	1,714,300
WPO	The Washington Post Company - Class B	3,600	1,685,088
			22,979,057
	Other Exchanges - 0.60%
ASX AU	ASX Ltd.	18,000	558,962
NZX NZ	NZX Ltd.	12,000	70,631
			629,593
	Prepackaged Software - 0.56%
CHKP	Check Point Software Technologies Ltd.*(1)	21,000	595,350

	Publishing - 0.10%
MCO	Moody's Corporation	4,000	81,840
RHD	R.H. Donnelley Corporation*(1)	484,000	24,684
			106,524
	Software - 6.92%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	626,400
MFE	McAfee, Inc.*	15,000	656,850
MSFT	Microsoft Corp.	15,000	388,350
ROVI	Rovi Corporation*(1)	152,880	5,136,768
SYMC	Symantec Corporation*(1)	30,000	494,100
			7,302,468
	Special Purpose Entity - 0.05%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	0
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	48,786
			48,786
	Thrifts & Mortgage Finance - 0.07%
TREE	Tree.com, Inc.*	10,033	75,749

	U.S. Equity Exchanges - 2.02%
NDAQ	The Nasdaq OMX Group*	54,470	1,146,594
NYX	NYSE Euronext	34,000	982,260
			2,128,854
	Wireless Telecommunication Services - 2.74%
CHU	China Unicom (Hong Kong) Limited - ADR(1)	159,793	2,275,452
2332 HK	Hutchison Telecommunications International Limited	2,300,000	474,836
HTX	Hutchison Telecommunications International Limited - ADR(1)	45,000	137,700
SNSHA	Sunshine PCS Corp. - Class A*	149,890	2,248
			2,890,236

	TOTAL COMMON STOCKS (cost $72,022,046)		100,433,776

	ESCROW NOTES - 0.00%
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0
	TOTAL ESCROW NOTES (cost $0)		0

		Principal
	CONVERTIBLE BONDS - 1.89%	Amount
	Diversified Telecommunication Services - 1.89%
52729NAS9	Level 3 Communications, Inc., CLB(1)
	6.000%, 03/15/2010	$2,000,000	1,990,000
	TOTAL CONVERTIBLE BONDS (cost $1,857,797)		1,990,000

	RIGHTS - 1.39%	Shares
	Commercial Services & Supplies - 1.39%
CDCOR	Comdisco Holding Company, Inc.	12,240,699	1,468,884
	Expiration Date: 12/31/2050
	Strike Price $1.00#
	TOTAL RIGHTS (cost $3,253,775)		1,468,884

	SHORT-TERM INVESTMENTS - 1.52%
	Money Market Funds - 1.52%
FIUXX	First American Prime Obligations Fund - Class I^	1,601,921	1,601,921
	TOTAL SHORT-TERM INVESTMENTS (cost $1,601,921)		1,601,921

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 29.04%
	Investment Companies - 29.04%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	30,635,637	30,635,637
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $30,635,637)		30,635,637

	TOTAL INVESTMENTS - 129.05%		$136,130,218
	(cost $109,371,176)(a)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written - September 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
CME.MT	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	40	$388,200
	TOTAL PUT OPTIONS WRITTEN (premiums received $361,078)		$388,200

_____________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
^All or a portion of the shares have been committed as collateral for written option contracts.
# - Contingent value right (contingent upon profitability of company).
+ - Security is considered illiquid. The aggregate value of such securities is $48,786 or 0.05% of net assets.
ADR - American Depository Receipt.
CLB - Callable Security.
GDR - Global Depository Receipt.
(1)This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $28,710,675 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$110,928,651
Gross unrealized appreciation		40,332,923
Gross unrealized depreciation		(15,131,356)
Net unrealized appreciation	$25,201,567

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2		Level 3		Total
Common Stocks	$99,758,590	$626,400	(1)	$48,786	(2)	$100,433,776
Escrow Notes	—	—		—	*	—	*
Convertible Bonds	—	1,990,000		—		1,990,000
Rights	1,468,884	—		—		1,468,884
Short-Term Investments	1,601,921	—		—		1,601,921
Investments Purchased with the Cash
Proceeds from Securities Lending	30,635,637	—		—		30,635,637
Total Investments in Securities	$133,465,032	$2,616,400		$48,786		$136,130,218

Put Options Written	$(388,200)	$—		$—		$(388,200)
________________________________________
*Amount is less than $0.50.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:
Software	$626,400

(2) The Common Stocks Level 3 balance consists of the market values of the associated Level 3 investments in the following industry:
Special Purpose Entity	$48,786

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description				Investments in Securities		Written Option Contracts
Balance as of December 31, 2008				$634		$—
Accrued discounts/premiums				—		—
Realized gain (loss)				—		—
Change in unrealized appreciation (depreciation)				48,152		—
Net purchases (sales)				—		—
Transfer in and/or/ out of Level 3				—		—
Balance as of September 30, 2009				$48,786		$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 96.32%	Shares	Value

	Airlines - 0.99%
JAARF	Jazz Air Income Fund	11,775	$40,363

	Asset Management - 4.80%
URB/A CN	Urbana Corp. - Class A*	59,300	105,235
GROW	US Global Investors, Inc. - Class A(1)	3,655	45,066
806 HK	Value Partners Group Limited*	111,000	45,975
			196,276
	Automobiles - 1.11%
TTM	Tata Motors Limited - ADR(1)	3,500	45,360

	Beverages - 3.33%
SMCB PM	San Miguel Corporation - Class B	21,700	30,457
168 HK	Tsingtao Brewery Co. Limited - Class H	28,000	105,857
			136,314
	Brokerage & Investment Banking - 0.43%
NMR	Nomura Holdings, Inc. - ADR(1)	2,900	17,748

	Chemicals - 0.74%
3402 JP	Toray Inudstries, Inc.	5,000	30,301

	Commercial Banks - 6.66%
3988 HK	Bank of China Ltd. - Class H	40,000	21,058
939 HK	China Construction Bank Corp. - Class H	24,000	19,169
HDB	HDFC Bank Ltd. - ADR(1)	620	73,390
IBN	ICICI Bank Ltd. - ADR	1,500	57,840
1398 HK	Industrial & Commercial Bank of China - Class H	26,000	19,592
	State Bank of India - PN	1,780	81,218
			272,267
	Commercial Services & Supplies - 0.37%
BXB AU	Brambles Limited	2,145	15,290

	Construction & Engineering - 6.89%
1186 HK	China Railway Construction Corp. - Class H	26,000	34,555
390 HK	China Railway Group Ltd. - Class H*	24,000	20,624
	Engineers India Limited - PN	1,775	43,365
	Gammon India Limited - PN*	40,600	160,358
	Noida Toll Bridge Company Ltd. - PN*	26,350	22,978
			281,880
	Construction Materials - 2.03%
3323 HK	China National Building Material Company Ltd. - Class H	8,000	18,828
HEI GR	HeidelbergCement AG	335	21,688
HOLZ IX	Holcim Ltd.*	250	17,152
LAFP IX	Lafarge SA	285	25,503
			83,171
	Consumer Finance - 0.91%
COMPARTO MM	Banco Compartamos SA de CV	8,000	29,316
8564 JP	Takefuji Corporation	2,270	7,991
			37,307
	Diversified Consumer Services - 0.65%
2437 JP	Shinwa Art Auction Co., Ltd.*	97	26,475

	Diversified Financial Services - 2.95%
	Crisil Ltd. - PN	240	20,497
	ICRA Limited - PN	650	10,848
	Infrastructure Development Finance Company Ltd. - PN	22,125	67,173
	Power Finance Corporation - PN	4,620	21,993
			120,511
	Diversified Telecommunication Services - 0.50%
TCL	Tata Communications Limited - ADR	1,000	20,620

	Food & Staples Retailing - 2.37%
AWB AU	AWB Limited	54,570	61,380
LIQ-U CN	Liquor Stores Income Fund	870	12,335
OLAM SP	Olam International Limited	13,000	23,072
			96,787
	Food Products - 4.25%
CRESY	Cresud S.A.C.I.F.y A. - ADR	3,000	38,670
KWS GR	KWS Saat AG	200	34,828
MEW-U CN	Menu Foods Income Fund - UT*	8,040	11,415
VT CN	Viterra, Inc.*	8,915	88,929
			173,842
	Gas Utilities - 0.72%
	GAIL India Limited - PN	3,950	29,490

	Global Exchanges - 8.92%
BURSA MK	Bursa Malaysia Bhd	10,200	24,078
388 HK	Hong Kong Exchanges & Clearing Limited	6,500	117,838
JSE SJ	JSE Limited	2,225	18,364
PSE PM	Philippine Stock Exchange, Inc.	3,200	22,119
SGX SP	Singapore Exchange Limited	30,500	182,309
			364,708
	Health Care Equipment & Supplies - 1.64%
MR	Mindray Medical International Limited - ADR	820	26,765
8199 HK	Shandong Weigao Group Medical Polymer Company Limited - Class H	12,200	40,299
			67,064
	Independent Power Producers & Energy Traders - 1.44%
	PTC India Ltd. - PN	15,800	28,904
	Reliance Power Limited - PN*	8,650	30,182
			59,086
	Insurance - 0.49%
2318 HK	Ping An Insurance Group Company of China Limited - Class H	2,500	19,839

	IT Services - 1.31%
CPU AU	Computershare Limited	5,450	53,657

	Leisure Equipment & Products - 0.63%
7309 JP	Shimano Inc.	600	25,934

	Machinery - 0.66%
6954 JP	Fanuc Ltd.	300	26,904

	Media - 0.67%
4765 JP	Morningstar Japan K. K.	74	27,204

	Metals & Mining - 0.57%
	Hindalco Industries Limited - PN	8,745	23,460

	Multiline Retail - 0.26%
	Pantaloon Retail India Limited - PN	1,500	10,569

	Office Electronics - 0.82%
CAJ	Canon Inc. - ADR(1)	840	33,592

	Oil, Gas & Consumable Fuels - 9.84%
SNP	China Petroleum & Chemical Corp. - ADR	450	38,317
386 HK	China Petroleum & Chemical Corp. - Class H	64,000	54,420
1088 HK	China Shenhua Energy Company Limited - Class H	14,000	61,148
CEO	CNOOC Limited - ADR(1)	300	40,629
EC	Ecopetrol SA - ADR	2,000	57,180
PTR	PetroChina Company Limited - ADR	350	39,813
	Petronet LNG Ltd. - PN	33,590	55,163
PTBA IJ	PT Tambang Batubara Bukit Asam Tbk	8,000	11,671
	Reliance Industries Ltd. - PN	960	43,937
			402,278
	Personal Products - 0.39%
	Dabur India Ltd. - PN	5,415	16,029

	Pharmaceuticals - 1.71%
MRCG IX	Merck KGaA	330	32,814
SNY	Sanofi-Aventis - ADR	1,000	36,950
			69,764
	Real Estate - 6.32%
1 HK	Cheung Kong (Holdings) Limited	4,000	50,761
	DLF Ltd. - PN	2,330	21,215
12 HK	Henderson Land Development Company Limited	12,000	78,967
	Housing Development & Infrastructure Limited - PN*	3,120	20,897
823 HK	The Link REIT	31,000	68,240
XIN	Xinyuan Real Estate Co. Ltd. - ADR*	4,000	18,560
			258,640
	Road & Rail - 0.84%
CNI	Canadian National Railway Company	345	16,902
CP	Canadian Pacific Railway Limited	375	17,531
			34,433
	Software - 1.91%
	Financial Technologies (India) Ltd. - PN	2,715	78,016

	Specialty Retail - 1.87%
BRKQF	The Brick Group Income Fund - Class A	49,500	76,285

	Trading Companies & Distributors - 0.47%
NOBL SP	Noble Group Limited	11,000	19,132

	Transportation Infrastructure - 11.93%
995 HK	Anhui Expressway Co. Ltd. - Class H	66,000	39,004
694 HK	Beijing Capital International Airport Company Limited - Class H*	205,000	127,496
144 HK	China Merchants Holdings International Company Limited	8,000	26,529
357 HK	Hainan Meilan International Airport Company Limited - Class H	32,000	22,957
ICT PM	International Container Terminal Services, Inc.	60,600	28,138
177 HK	Jiangsu Expressway Company Ltd. - Class H	54,000	44,315
	Mundra Port and Special Economic Zone Ltd. - PN	2,645	28,583
548 HK	Shenzhen Expressway Company Limited - Class H	54,000	26,477
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	45,306
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	57,099
576 HK	Zhejiang Expressway Co., Limited - Class H	48,000	42,054
			487,958
	Utilities - 2.26%
855 HK	China Water Affairs Group Limited	76,000	22,947
991 HK	Datang International Power Generation Company Limited - Class H	48,000	25,084
HNP	Huaneng Power International, Inc. - ADR	600	15,984
	Power Grid Corporation of India Limited - PN	12,460	28,479
			92,494
	Wireless Telecommunication Services - 1.67%
AXIATA MK	Axiata Group Berhad*	44,000	39,411
HTX	Hutchison Telecommunications International Limited - ADR	9,500	29,070
			68,481
	TOTAL COMMON STOCKS (cost $3,857,727)		3,939,529

	PREFERRED STOCKS - 0.00%
	Diversified Telecommunication Services - 0.00%
PTVI	PTV, Inc. - Series A, CLB*	487	39
	TOTAL PREFERRED STOCKS (cost $3,399)		39

	RIGHTS - 0.04%
	Construction Materials - 0.04%
HEIB GR	HeidelbergCement AG*	335	1,789

	Food & Staples Retailing - 0.00%
	AWB Limited *	54,570	0
	TOTAL RIGHTS (Cost $10,402)		1,789

	SHORT-TERM INVESTMENTS - 4.95%
	Money Market Funds - 4.95%
FIUXX	First American Prime Obligations Fund - Class I	115,184	115,184
FAIXX	First American Prime Obligations Fund - Class Y	87,395	87,395
	TOTAL SHORT-TERM INVESTMENTS (cost $202,579)		202,579

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 6.14%
	Investment Companies - 6.14%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	251,019	251,019
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $251,019)		251,019

	TOTAL INVESTMENTS - 107.45%		$4,394,955
	(cost $4,325,126)(a)
____________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
CLB - Callable Security.
PN - Participatory Note.
(1)This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $241,745 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$4,325,126
Gross unrealized appreciation		366,103
Gross unrealized depreciation		(296,274)
Net unrealized appreciation	$69,829

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3		Total
Common Stocks	$3,096,175	$843,354	$—		$3,939,529
Preferred Stocks	39	—	—		39
Rights	—	1,789	—	*	1,789
Short-Term Investments	202,579	—	—		202,579
Investments Purchased with the Cash
Proceeds from Securities Lending	251,019	—	—		251,019
Total Investments in Securities	$3,549,812	$845,143	$—	*	$4,394,955
_________________________________________
*Amount is less than $0.50.

(1) The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industries:
Commercial Banks					$81,218
Construction & Engineering					226,701
Diversified Financial Services					120,511
Gas Utilities					29,490
Independent Power Producers & Energy Traders					59,086
Metals & Mining					23,460
Multiline Retail					10,569
Oil, Gas & Consumable Fuels					99,100
Personal Products					16,029
Real Estate					42,112
Software					78,016
Transportation Infrastructure					28,583
Utilities					28,479
					$843,354

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description			Investments in Securities		Written Option Contracts
Balance as of December 31, 2008			$54,120		$—
Accrued discounts/premiums			—		—
Realized gain (loss)			—		—
Change in unrealized appreciation (depreciation)			—		—
Net purchases (sales)			(54,120)		—
Transfer in and/or/ out of Level 3			—	*	—
Balance as of September 30, 2009			$—	*	$—
___________________________________________
*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 98.95%	Shares	Value
	Aerospace & Defense - 0.48%
CAI	CACI International, Inc. - Class A*	151,612	$7,166,699

	Airlines - 0.52%
670 HK	China Eastern Airlines Corporation Limited - Class H*	8,807,000	3,011,406
1055 HK	China Southern Airlines Company Limited - Class H*	14,738,000	4,659,080
			7,670,486
	Asian Exchanges - 1.66%
8697 JP	Osaka Securities Exchange Co., Ltd.	5,424	24,653,172

	Asset Management - 5.60%
BLK	BlackRock, Inc.(1)	41,753	9,052,886
BX	The Blackstone Group LP(1)	218,942	3,108,976
BAM	Brookfield Asset Management Inc. - Class A(1)	1,815,624	41,232,821
CNS	Cohen & Steers, Inc.(1)	187,454	4,498,896
EV	Eaton Vance Corp.(1)	256,330	7,174,677
LM	Legg Mason, Inc.(1)	112,847	3,501,642
POW CN	Power Corporation of Canada(1)	380,890	10,416,531
PZN	Pzena Investment Management, Inc. - Class A*(1)	222,280	1,816,028
URB/A CN	Urbana Corp. - Class A*	449,500	797,693
GROW	US Global Investors, Inc. - Class A(1)	86,078	1,061,342
806 HK	Value Partners Group Limited*	707,000	292,833
WSDT	WisdomTree Investments, Inc.*(1)	12,000	18,000
			82,972,325
	Beverages - 1.62%
RI FP	Pernod-Ricard SA	35,050	2,783,545
168 HK	Tsingtao Brewery Co. Limited - Class H	5,609,000	21,205,502
			23,989,047
	Cable TV - 0.13%
TWC	Time Warner Cable, Inc.(1)	43,165	1,859,980

	Capital Markets - 1.79%
BK	The Bank of New York Mellon Corp.(1)	503,678	14,601,625
LAB	LaBranche & Co. Inc.*	1,145,250	3,893,850
NTRS	Northern Trust Corp.(1)	42,748	2,486,224
STT	State Street Corporation	105,605	5,554,823
			26,536,522
	Chemicals - 1.81%
SIAL	Sigma-Aldrich Corp.(1)	497,955	26,879,611

	Commercial Banks - 1.86%
3988 HK	Bank of China Ltd. - Class H	7,746,000	4,077,868
CATY	Cathay General Bancorp(1)	92,022	744,458
CLFC	Center Financial Corporation	147,872	564,871
939 HK	China Construction Bank Corp. - Class H	3,711,500	2,964,392
EWBC	East West Bancorp, Inc.	79,458	659,501
HAFC	Hanmi Financial Corporation*(1)	158,143	259,354
1398 HK	Industrial & Commercial Bank of China - Class H	11,723,000	8,833,791
MTB	M&T Bank Corporation(1)	18,522	1,154,291
NARA	Nara Bancorp, Inc.	143,364	996,380
SBID LI	State Bank of India - GDR(1)	68,600	6,235,740
UCBH	UCBH Holdings, Inc.(1)	115,052	92,042
WIBC	Wilshire Bancorp, Inc.	143,266	1,051,572
			27,634,260
	Consumer Finance - 0.05%
STU	The Student Loan Corporation	16,660	773,024

	Diversified Consumer Services - 0.31%
BID	Sotheby's(1)	265,155	4,568,621

	Diversified Financial Services - 8.10%
AGO	Assured Guaranty Ltd.(1)	1,019,397	19,796,690
CLE LN	Climate Exchange PLC*	68,640	907,199
CME	CME Group, Inc.(1)	110,623	34,092,902
ICE	IntercontinentalExchange Inc.*(1)	355,965	34,596,238
LSE LN	London Stock Exchange Group plc	1,490,570	20,391,356
PARG SW	Pargesa Holding SA	62,170	5,369,309
TPL	Texas Pacific Land Trust(1)	157,445	4,959,518
			120,113,212
	Electric Utilities - 0.09%
BIP	Brookfield Infrastucture Partners LP(1)	83,176	1,369,077

	European Exchanges - 0.69%
BME SM	Bolsas y Mercados Espanoles	37,200	1,448,566
DB1 GR	Deutsche Boerse AG	107,325	8,771,513
			10,220,079
	Funds, Trusts, and Other Financial Vehicles - 0.66%
GDX	Market Vectors Gold Miners ETF*(1)	215,517	9,760,765

	Gaming - 2.67%
LVS	Las Vegas Sands Corp.*(1)	156,310	2,632,260
MGM	MGM Mirage*(1)	269,020	3,239,001
WYNN	Wynn Resorts Limited*(1)	475,572	33,713,299
			39,584,560
	Global Exchanges - 9.73%
388 HK	Hong Kong Exchanges & Clearing Limited	5,708,000	103,479,848
JSE SJ	JSE Limited	581,020	4,795,426
SGX SP	Singapore Exchange Limited	6,035,000	36,073,333
			144,348,607
	Holding Company - 8.12%
BRK/A	Berkshire Hathaway Inc. - Class A*(1)	317	32,017,000
BRK/B	Berkshire Hathaway Inc. - Class B*	5,023	16,691,429
GBLB BB	Groupe Bruxelles Lambert S.A.	172,150	15,901,001
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	351
LUK	Leucadia National Corporation*(1)	2,259,294	55,849,748
			120,459,529
	Hotels, Restaurants & Leisure - 0.10%
200 HK	Melco International Development Limited*	2,303,000	1,473,910

	Household Durables - 1.83%
IEP	Icahn Enterprises LP(1)	398,865	15,938,645
JAH	Jarden Corporation(1)	401,164	11,260,674
			27,199,319
	Independent Power Producers & Energy Traders - 2.85%
CPN	Calpine Corporation*(1)	1,749,436	20,153,503
DYN	Dynegy, Inc. - Class A*	1,785,347	4,552,635
RRI	RRI Energy, Inc.*(1)	2,465,055	17,600,492
			42,306,630
	Insurance - 4.12%
ABK	Ambac Financial Group, Inc.(1)	1,220,414	2,050,296
LFC	China Life Insurance Co., Limited - ADR(1)	226,919	14,910,847
2628 HK	China Life Insurance Co., Limited - Class H	564,000	2,456,113
MKL	Markel Corporation*(1)	47,235	15,579,048
MBI	MBIA Inc.*(1)	1,369,910	10,630,502
2328 HK	PICC Property & Casualty Co. Ltd. - Class H*	3,136,000	2,156,745
2318 HK	Ping An Insurance Group Company of China Limited - Class H	1,630,000	12,934,755
WSC	Wesco Financial Corporation	1,382	449,841
			61,168,147
	IT Services - 1.22%
BR	Broadridge Financial Solutions, Inc.(1)	66,827	1,343,223
MA	Mastercard, Inc. - Class A(1)	68,450	13,837,167
V	Visa, Inc. - Class A(1)	4,735	327,236
WU	The Western Union Company	140,287	2,654,230
			18,161,856
	Media - 2.64%
DWA	DreamWorks Animation SKG, Inc. - Class A*(1)	350,196	12,456,472
SSP	The E.W. Scripps Company - Class A*	47,980	359,850
SNI	Scripps Networks Interactive - Class A	96,560	3,567,892
TWX	Time Warner, Inc.(1)	202,030	5,814,423
WMG	Warner Music Group Corp.*(1)	1,723,319	9,529,954
WPO	The Washington Post Company - Class B	15,757	7,375,537
			39,104,128
	Metals & Mining - 5.00%
AAUK	Anglo American PLC - ADR*(1)	2,056,378	32,655,283
FNV CN	Franco-Nevada Corporation	1,163,437	30,524,397
RTP	Rio Tinto Plc - ADR	57,133	9,729,178
1171 HK	Yanzhou Coal Mining Company Limited - Class H	841,000	1,213,202
			74,122,060
	Multiline Retail - 0.69%
SHLD	Sears Holdings Corporation*(1)	156,316	10,208,998

	Multi-Utilities - 0.16%
NRG	NRG Energy, Inc.*	82,000	2,311,580

	Oil, Gas & Consumable Fuels - 13.26%
CCJ	Cameco Corporation(1)	138,939	3,862,504
CNQ	Canadian Natural Resources Ltd.	501,371	33,687,117
COSWF	Canadian Oil Sands Trust(1)	1,554,563	44,538,261
1898 HK	China Coal Energy Company - Class H	2,357,000	3,083,849
CEO	CNOOC Limited - ADR(1)	45,100	6,107,893
135 HK	CNPC Hong Kong Limited	973,000	770,862
EP	El Paso Corporation(1)	732,452	7,558,905
ECA	EnCana Corporation(1)	287,700	16,574,397
OGZPY	Gazprom OAO - ADR(1)	393,275	9,375,676
IMO	Imperial Oil Ltd.(1)	249,558	9,490,691
NXY	Nexen Inc.	465,788	10,512,835
PWE	Penn West Energy Trust(1)	367,872	5,827,092
PBR	Petroleo Brasileiro S.A. - ADR	37,955	1,742,135
SD	SandRidge Energy, Inc.*(1)	126,577	1,640,438
STO	StatoilHydro ASA - ADR(1)	112,749	2,541,362
SU	Suncor Energy, Inc.(1)	1,119,311	38,683,388
WZR CN	WesternZagros Resources Ltd.*	297,410	600,015
			196,597,420
	Other Exchanges - 1.65%
ASX AU	ASX Ltd.	653,086	20,280,564
X CN	TMX Group Inc.	124,080	4,161,689
			24,442,253
	Pharmaceuticals - 0.65%
FRX	Forest Laboratories, Inc.*(1)	120,746	3,554,762
NVO	Novo-Nordisk A/S - ADR(1)	65,493	4,122,785
SNY	Sanofi-Aventis - ADR	53,957	1,993,711
			9,671,258
	Publishing - 0.00%
RHD	R.H. Donnelley Corporation*(1)	49,000	2,499

	Real Estate - 3.37%
1 HK	Cheung Kong (Holdings) Limited	1,313,000	16,662,286
12 HK	Henderson Land Development Company Limited	3,211,000	21,130,315
823 HK	The Link REIT	5,506,000	12,120,227
			49,912,828
	Real Estate Investment Trusts (REITs) - 0.27%
ALX	Alexander's, Inc.(1)	6,418	1,898,958
VNO	Vornado Realty Trust(1)	32,212	2,074,775
			3,973,733
	Real Estate Management & Development - 1.80%
FCE/A	Forest City Enterprises, Inc. - Class A(1)	1,025,436	13,710,079
10 HK	Hang Lung Group Limited	249,000	1,246,599
JOE	The St. Joe Company*(1)	177,027	5,155,026
4 HK	Wharf Holdings Ltd.	1,225,000	6,504,313
			26,616,017
	Road & Rail - 3.54%
BNI	Burlington Northern Santa Fe Corp.(1)	216,352	17,271,380
CSX	CSX Corp.(1)	311,691	13,047,385
NSC	Norfolk Southern Corp.(1)	245,470	10,582,212
UNP	Union Pacific Corp.(1)	199,275	11,627,696
			52,528,673
	Software - 0.08%
FTIS LI	Financial Technologies (India) Ltd. - GDR	283,000	1,231,050

	Thrifts & Mortgage Finance - 1.48%
FRE	Federal Home Loan Mortgage Corporation*(1)	6,937,903	12,488,226
FNM	Federal National Mortgage Association*(1)	6,235,118	9,477,379
			21,965,605
	Transportation Infrastructure - 3.13%
995 HK	Anhui Expressway Co. Ltd. - Class H	4,079,000	2,410,542
694 HK	Beijing Capital International Airport Company Limited - Class H*	34,642,000	21,544,950
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,198,720	2,294,809
177 HK	Jiangsu Expressway Company Ltd. - Class H	4,632,500	3,801,614
548 HK	Shenzhen Expressway Company Limited - Class H	6,923,000	3,394,481
107 HK	Sichuan Expressway Co. Limited - Class H	18,696,000	7,430,104
3382 HK	Tianjin Port Development Holdings Ltd.	1,656,000	638,892
576 HK	Zhejiang Expressway Co., Limited. - Class H	5,659,000	4,957,982
			46,473,374
	U.S. Equity Exchanges - 3.28%
NDAQ	The Nasdaq OMX Group*(1)	1,268,057	26,692,600
NYX	NYSE Euronext(1)	757,712	21,890,300
			48,582,900
	Utilities - 0.87%
991 HK	Datang International Power Generation Company Limited - Class H	24,688,000	12,901,388

	Wireless Telecommunication Services - 1.07%
CHL	China Mobile Limited - ADR(1)	134,652	6,612,760
CHU	China Unicom (Hong Kong) Limited - ADR(1)	608,330	8,662,619
762 HK	China Unicom Limited	466,000	660,212
			15,935,591
	TOTAL COMMON STOCKS (cost $1,518,541,110)		1,467,450,793

		Principal
	ESCROW NOTES - 0.00%	Amount
	Special Purpose Entity - 0.00%
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*+	$300,000	0
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	1,000,000	0
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	4
	TOTAL ESCROW NOTES (cost $0)		4

	CONVERTIBLE BONDS - 0.80%
	Real Estate - 0.56%
029169AA7	American Real Estate
	4.000%, 08/15/2013	10,000,000	8,250,000

	Real Estate Management & Development - 0.24%
345550AH0	Forest City Enterprises, Inc.
	3.625%, 10/15/2011(1)	4,000,000	3,650,000
	TOTAL CONVERTIBLE BONDS (cost $9,340,114)		11,900,000

	CORPORATE BONDS - 0.20%
	Diversified Financial Services - 0.06%
317928AA7	Finova Group, Inc.
	7.500%, 11/15/2009, Acquired
	10/19/2006-3/29/2007 at $2,775,288
	(Default Effective 4/29/2005)	9,503,880	902,869

	IT Services - 0.14%
319963AP9	First Data Corporation
	9.875%, 09/24/2015	2,186,000	2,030,247
	TOTAL CORPORATE BONDS (cost $9,579,235)		2,933,116

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 20.48%	Shares
	Investment Companies - 20.48%
	First American Prime Obligations Fund - Class Z	56,935,000	56,935,000
	JP Morgan Prime Money Market Fund	9,153,098	9,153,098
	Mount Vernon Securities Lending Trust - Prime Portfolio	233,831,586	233,831,586
	Reserve Primary Fund+	3,879,174	3,879,174
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $303,798,858)		303,798,858

	TOTAL INVESTMENTS - 120.43%		$1,786,082,771
	(cost $1,841,259,317)(a)
______________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
+ Security is considered illiquid. The aggregate value of such securities is $3,879,178 or 0.26% of net assets.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1) This security or a portion of this security was out on loan at September 30, 2009. Cash collateral for loaned securities totaled $303,798,858 of which $3,879,174 was illiquid. Total loaned securities had a market value of $289,008,097 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments		$1,874,477,708
Gross unrealized appreciation			247,246,790
Gross unrealized depreciation			(335,641,727)
Net unrealized depreciation		$(88,394,937)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,421,681,482	$45,769,311 (1)	$—	$1,467,450,793
Escrow Notes	—	—	4	4
Convertible Bonds	—	11,900,000	—	11,900,000
Corporate Bonds	—	2,933,116	—	2,933,116
Investments Purchased with the Cash
Proceeds from Securities Lending	299,919,684	—	3,879,174	303,798,858
Total Investments in Securities	$1,721,601,166	$60,602,427	$3,879,178	$1,786,082,771

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industries:
Oil, Gas & Consumable Fuels			$44,538,261
Software			1,231,050
			$45,769,311
Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description		Investments in Securities	Written Option Contracts

Balance as of December 31, 2008		$12,901,309	$—
Accrued discounts/premiums		—	—
Realized gain (loss)		—	—
Change in unrealized appreciation (depreciation)		(1)	—
Net purchases (sales)		(9,022,130)	—
Transfer in and/or out of Level 3		—	—
Balance as of September 30, 2009		$3,879,178	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 91.84%	Shares	Value
	Biotechnology - 28.93%
AEZS	AEterna Zentaris Inc.*(1)	102,500	$125,050
AFFX	Affymetrix, Inc.*	125,000	1,097,500
AMRI	Albany Molecular Research, Inc.*	49,000	424,340
ARNA	Arena Pharmaceuticals, Inc.*(1)	45,000	201,150
AVXT	AVAX Technologies, Inc.*	50,000	4,250
AVGN	Avigen, Inc.*	51,000	75,990
BIIB	Biogen Idec, Inc.*	30,250	1,528,230
CEGE	Cell Genesys, Inc.*(1)	73,725	25,656
CEPH	Cephalon, Inc.*(1)	9,000	524,160
CBST	Cubist Pharmaceuticals, Inc.*(1)	24,000	484,800
CRGN	CuraGen Corporation*	96,000	141,120
DCGN	deCODE genetics, Inc.*(1)	11,000	5,390
DNDN	Dendreon Corporation*(1)	29,000	811,710
HGSI	Human Genome Sciences, Inc.*(1)	21,000	395,220
IMGN	ImmunoGen, Inc.*	14,000	113,540
ISA CN	Isotechnika Pharma Inc.*	40,000	7,285
MBRX	Metabasis Therapeutics, Inc.*	44,000	19,316
COX FP	NicOx SA*	25,000	325,085
ONTY	Oncothyreon, Inc.*(1)	20,333	105,935
PGNX	Progenics Pharmaceuticals, Inc.*	40,200	210,648
SVNT	Savient Pharmaceuticals Inc.*(1)	25,000	380,000
TGEN	Targeted Genetics Corp.*	1,000	325
TELK	Telik, Inc.*(1)	111,000	88,134
VICL	Vical Incorporated*(1)	72,500	308,850
			7,403,684
	Chemicals - 0.26%
ATB CN	Atrium Innovations Inc.*(1)	4,884	67,057

	Health Care Equipment & Supplies - 0.01%
TGX	Theragenics Corporation*	2,000	3,200

	Health Care Providers & Services - 0.02%
IBLTZ	IMPATH Bankruptcy Liquidating Trust - Class A*	26,000	5,460

	Health Care Technology - 0.02%
MMRF	MMR Information Systems Inc.*(1)	43,000	3,698

	Life Sciences Tools & Services - 11.18%
LIFE	Life Technologies Corporation*	31,000	1,443,050
LONN VX	Lonza Group AG	13,000	1,417,543
			2,860,593
	Pharmaceuticals - 51.42%
ABT	Abbott Laboratories	23,000	1,137,810
AGEN	Antigenics, Inc.*(1)	892	1,847
AZN	AstraZeneca PLC - ADR(1)	11,000	494,450
BMY	Bristol-Myers Squibb Company	41,000	923,320
1093 HK	China Pharmaceutical Group Limited	1,640,000	922,626
LLY	Eli Lilly & Company(1)	32,000	1,056,960
EPCT	EpiCept Corporation*(1)	2,039	1,831
GENZ	Genzyme Corporation*	23,538	1,335,311
GSK	GlaxoSmithKline plc - ADR(1)	33,673	1,330,420
JNJ	Johnson & Johnson	26,000	1,583,140
4508 JP	Mitsubishi Tanabe Pharma Corporation	22,000	293,366
NVS	Novartis AG - ADR	31,000	1,561,780
PTIE	Pain Therapeutics, Inc.*	34,000	172,040
PFE	Pfizer, Inc.	49,000	810,950
SNY	Sanofi-Aventis - ADR	30,000	1,108,500
SCR	Simcere Pharmaceutical Group - ADR*(1)	53,000	421,880
			13,156,231
	TOTAL COMMON STOCKS (cost $24,287,888)		23,499,923

	SHORT-TERM INVESTMENTS - 7.76%
	Money Market Funds - 7.76%
FGVXX	First American Government Obligations Fund - Class Y	56,851	56,851
FIUXX	First American Prime Obligations Fund - Class I	862,175	862,175
FAIXX	First American Prime Obligations Fund - Class Y	792,727	792,727
FOCXX	First American Treasury Obligations Fund - Class Y	273,494	273,494
			1,985,247
	TOTAL SHORT-TERM INVESTMENTS (cost $1,985,247)		1,985,247

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 27.06%
	Investment Companies - 27.06%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio		6,925,535
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $6,925,535)		6,925,535

	TOTAL INVESTMENTS - 126.66%		$32,410,705
	(cost $33,198,670)(a)
___________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1) This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $6,413,917 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$33,338,978
Gross unrealized appreciation		4,540,063
Gross unrealized depreciation		(5,468,336)
Net unrealized depreciation	$(928,273)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,499,923	$—	$—	$23,499,923
Short-Term Investments	1,985,247	—	—	1,985,247
Investments Purchased with the Cash
Proceeds from Securities Lending	6,925,535	—	—	6,925,535
Total Investment in Securities	$32,410,705	$—	$—	$32,410,705

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier		COMMON STOCKS - 99.09%	Shares	Value
		Aerospace & Defense - 0.80%
BBD/B CN		Bombardier Inc. - Class B	114,080	$529,564
CAI		CACI International, Inc. - Class A*	22,966	1,085,603
				1,615,167
		Airlines - 3.90%
CEA		China Eastern Airlines Corporation Limited - ADR*(1)	37,668	1,287,993
670 HK		China Eastern Airlines Corporation Limited - Class H*	4,273,000	1,461,081
ZNH		China Southern Airlines Company Limited - ADR*	88,690	1,403,076
1055 HK		China Southern Airlines Company Limited - Class H*	11,910,000	3,765,072
				7,917,222
		Asian Exchanges - 2.53%
8697 JP		Osaka Securities Exchange Co., Ltd.	1,131	5,140,623

		Asset Management - 3.88%
CNS		Cohen & Steers, Inc.(1)	107,531	2,580,744
EV		Eaton Vance Corp.(1)	45,305	1,268,087
PZN		Pzena Investment Management, Inc. - Class A*(1)	131,992	1,078,375
SII CN		Sprott, Inc.	1,680	6,261
URB/A CN		Urbana Corp. - Class A*	560,871	995,334
GROW		US Global Investors, Inc. - Class A(1)	131,604	1,622,677
806 HK		Value Partners Group Limited*	729,000	301,945
WSDT		WisdomTree Investments, Inc.*(1)	14,420	21,630
				7,875,053
		Beverages - 7.69%
168 HK		Tsingtao Brewery Co. Limited - Class H	4,132,000	15,621,525

		Capital Markets - 7.11%
JEF		Jefferies Group, Inc.*(1)	519,925	14,157,558
LAB		LaBranche & Co. Inc.*	82,834	281,635
SWS		SWS Group, Inc.	1,000	14,400
				14,453,593
		Commercial Banks - 2.59%
BMBZF		BLOM Bank SAL - GDR*	22,780	1,919,215
CATY		Cathay General Bancorp(1)	62,860	508,537
CLFC		Center Financial Corporation	108,602	414,860
EWBC		East West Bancorp, Inc.	40,573	336,756
FBOD		First Bank of Delaware*	102,195	153,292
HAFC		Hanmi Financial Corporation*(1)	136,462	223,798
NARA		Nara Bancorp, Inc.	109,649	762,061
UCBH		UCBH Holdings, Inc.(1)	184,238	147,390
WIBC		Wilshire Bancorp, Inc.	107,021	785,534
				5,251,443
		Commercial Services & Supplies - 0.87%
CDCO		Comdisco Holding Company, Inc.*	9,000	74,160
PICO		PICO Holdings, Inc.*	36,828	1,228,214
RBA		Ritchie Bros. Auctioneers, Incorporated(1)	19,244	472,248
				1,774,622
		Construction & Engineering - 0.26%
PWR		Quanta Services, Inc.*	23,917	529,283

		Diversified Consumer Services - 0.98%
BID		Sotheby's(1)	116,057	1,999,662

		Diversified Financial Services - 5.08%
CLE LN		Climate Exchange PLC*	63,150	834,639
ICE		IntercontinentalExchange Inc.*(1)	22,575	2,194,064
OCX CN		Onex Corporation	31,328	767,802
RHJI BB		RHJ International*	800	5,842
TPL		Texas Pacific Land Trust	207,029	6,521,413
				10,323,760
		Diversified Telecommunication Services - 0.03%
2267781	Z	CIBL Inc.*	18	5,562
LICT		Lynch Interactive Corporation*	18	46,980
				52,542
		Electric Utilities - 0.16%
1071 HK		Huadian Power International Corporation - Class H*	1,010,000	325,804

		Energy - 0.78%
SEMUF		Siem Industries Inc.*	36,711	1,578,573

		Energy Equipment & Services - 0.12%
2883 HK		China Oilfield Services Limited - Class H	267,000	249,084

		Gas Utilities - 0.00%
SUG		Southern Union Company	1	10

		Global Exchanges - 6.82%
JSE SJ		JSE Limited	510,034	4,209,546
SGX SP		Singapore Exchange Limited	1,612,869	9,640,689
				13,850,235
		Holding Company - 0.72%
BNB CN		BAM Investments Ltd.*	150,904	1,458,793

		Hotels, Restaurants & Leisure - 1.38%
200 HK		Melco International Development Limited*	2,526,000	1,616,630
WEN		Wendy's/Arby's Group, Inc. - Class A	249,307	1,179,222
				2,795,852
		Household Durables - 8.68%
IEP		Icahn Enterprises LP	297,270	11,878,909
JAH		Jarden Corporation	204,840	5,749,859
				17,628,768
		Independent Power Producers & Energy Traders - 5.51%
CPN		Calpine Corporation*(1)	299,830	3,454,042
DYN		Dynegy, Inc. - Class A*	92,344	235,477
RRI		RRI Energy, Inc.*	1,050,732	7,502,226
				11,191,745
		Industrial Conglomerates - 0.11%
Y		Alleghany Corporation*	880	227,964

		Insurance - 4.86%
ABK		Ambac Financial Group, Inc.(1)	318,290	534,727
CVA		Covanta Holding Corporation*(1)	316,853	5,386,501
MBI		MBIA Inc.*	468,765	3,637,617
WSC		Wesco Financial Corporation	964	313,782
				9,872,627
		IT Services - 0.60%
BR		Broadridge Financial Solutions, Inc.	2,468	49,607
MANT		ManTech International Corporation - Class A*	24,598	1,160,041
				1,209,648
		Media - 6.05%
DWA		DreamWorks Animation SKG, Inc. - Class A*	160,595	5,712,364
IAR		Idearc Inc.*(1)	1,317,000	32,925
WMG		Warner Music Group Corp.*(1)	1,184,511	6,550,346
				12,295,635
		Metals & Mining - 7.20%
FMG AU		Fortescue Metals Group Ltd.*	679,655	2,290,440
FNV CN		Franco-Nevada Corporation	239,867	6,293,246
GLW CN		Gold Wheaton Gold Corporation*	501,000	124,004
IMN CN		Inmet Mining Corporation	93,987	5,263,588
1171 HK		Yanzhou Coal Mining Company Limited - Class H	458,000	660,698
				14,631,976
		Oil, Gas & Consumable Fuels - 1.97%
BLMC		Biloxi Marsh Lands Corporation	100	1,700
135 HK		CNPC Hong Kong Limited	1,836,000	1,454,576
KEWL		Keweenaw Land Association Ltd.	290	47,488
NEGI		National Energy Group, Inc.*	264,938	1,046,505
PVG		Penn Virginia GP Holdings LP	51,862	665,389
UTS CN		UTS Energy Corporation*	491,635	794,404
				4,010,062
		Other Exchanges - 0.42%
NZX NZ		NZX Ltd.	145,954	859,074

		Pharmaceuticals - 0.39%
1093 HK		China Pharmaceutical Group Limited	1,396,000	785,358

		Publishing - 0.18%
RHD		R.H. Donnelley Corporation*(1)	1,356,700	69,191
VALU		Value Line, Inc.	9,725	300,211
				369,402
		Real Estate - 2.51%
823 HK		The Link REIT	2,321,000	5,109,162

		Real Estate Investment Trusts (REITs) - 1.21%
ALX		Alexander's, Inc.	8,334	2,465,864

		Road & Rail - 0.01%
525 HK		Guangshen Railway Company Limited - Class H	64,000	25,848

		Software - 1.39%
FTIS LI		Financial Technologies (India) Ltd. - GDR	257,995	1,122,278
ROVI		Rovi Corporation*	50,500	1,696,800
				2,819,078
		State Commercial Banks - 0.09%
PFBC		Preferred Bank Los Angeles	57,411	187,160

		Transportation Infrastructure - 9.44%
694 HK		Beijing Capital International Airport Company Limited - Class H*	11,388,000	7,082,556
357 HK		Hainan Meilan International Airport Company Limited - Class H	4,125,000	2,959,336
548 HK		Shenzhen Expressway Company Limited - Class H	682,000	334,398
107 HK		Sichuan Expressway Co. Limited - Class H	20,345,100	8,085,484
3382 HK		Tianjin Port Development Holdings Ltd.	582,000	224,538
576 HK		Zhejiang Expressway Co., Limited. - Class H	569,000	498,514
				19,184,826
		U.S. Equity Exchanges - 0.86%
NDAQ		The Nasdaq OMX Group*	83,099	1,749,234

		Utilities - 1.91%
991 HK		Datang International Power Generation Company Limited - Class H	7,424,000	3,879,614

		TOTAL COMMON STOCKS (cost $201,042,811)		201,315,891

			Principal
		ESCROW NOTES - 0.00%	Amount
		Special Purpose Entity - 0.00%
		Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	1
		TOTAL ESCROW NOTES (cost $0)		1

		CORPORATE BONDS - 0.13%
		Diversified Financial Services - 0.13%
317928AA7		FINOVA Group, Inc.
		7.500%, 11/15/2009, Acquired on
		10/19/2006-5/17/2007 at $741,082
		(Default Effective 4/29/2005)	2,783,965	264,477
		TOTAL CORPORATE BONDS (cost $1,507,944)		264,477

		RIGHTS - 0.43%	Shares
		Commercial Services & Supplies - 0.43%
CDCOR		Comdisco Holding Company, Inc.*
		Expiration Date 12/31/2050,
		Strike Price $1.00#	7,193,876	863,265
		TOTAL RIGHTS (cost $2,126,935)		863,265

		SHORT-TERM INVESTMENTS - 0.29%
		Money Market Funds - 0.29%
FIUXX		First American Prime Obligations Fund - Class I	590,560	590,560
		TOTAL SHORT-TERM INVESTMENTS (cost $590,560)		590,560

		INVESTMENTS PURCHASED WITH THE CASH
		PROCEEDS FROM SECURITIES LENDING - 13.77%
		Investment Companies - 13.77%
		Mount Vernon Securities Lending Trust -
		Prime Portfolio	27,981,751	27,981,751
		TOTAL INVESTMENTS PURCHASED WITH THE CASH
		PROCEEDS FROM SECURITIES LENDING (cost $27,981,751)		27,981,751

		TOTAL INVESTMENTS - 113.71%		$231,015,945
		(cost $233,250,001)(a)
____________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
+ - Security is considered illiquid. The aggregate value of such securities is $1 or 0.00% of net assets.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1) This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $25,588,083 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$243,889,640
Gross unrealized appreciation		47,199,481
Gross unrealized depreciation		(60,073,176)
Net unrealized depreciation	$(12,873,695)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2		Level 3	Total
Common Stocks	$200,016,559	$1,299,332	(1)	$—	$201,315,891
Escrow Notes	—	—		1	1
Corporate Bonds	—	264,477		—	264,477
Rights	863,265	—		—	863,265
Short-Term Investments	590,560	—		—	590,560
Investments Purchased with the Cash
Proceeds from Securities Lending	27,981,751	—		—	27,981,751
Total Investments in Securities	$229,452,135	$1,563,809		$1	$231,015,945

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industries:
Diversified Telecommunication Services					$5,562
Metals & Mining					124,004
Oil, Gas & Consumable Fuels					47,488
Software					1,122,278
					$1,299,332
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description				Investments in Securities	Written Option Contracts
Balance as of December 31, 2008				$6,301	$—
Accrued discounts/premiums				—	—
Realized gain (loss)				—	—
Change in unrealized appreciation (depreciation)				—	—
Net purchases (sales)				—	—
Transfer in and/or/ out of Level 3				(6,300)	—
Balance as of September 30, 2009				$1	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS - 100.38%	Amount	Value

	US Government Agency Issues - 100.38%
313385NE2	Federal Home Loan Bank Discount Note
	0.020%, 10/20/2009	$1,685,000	$1,684,982
313385NT9	Federal Home Loan Bank Discount Note
	0.051%, 11/02/2009	190,000	189,992
	TOTAL SHORT-TERM INVESTMENTS (cost $1,874,974)		1,874,974

	TOTAL INVESTMENTS - 100.38%		$1,874,974
	(cost $1,874,974)(a)
__________________________

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$1,874,974
Gross unrealized appreciation		—
Gross unrealized depreciation		—
Net unrealized appreciation	$—

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,874,974	$—	$1,874,974

Total Investments in Securities	$—	$1,874,974	$—	$1,874,974

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 98.58%	Shares	Value

	Asian Exchanges - 1.10%
8697 JP	Osaka Securities Exchange Co., Ltd.	170	$772,684

	Asset Management - 17.83%
AB	AllianceBernstein Holding LP(1)	7,701	210,083
BLK	BlackRock, Inc.(1)	6,809	1,476,328
BX	The Blackstone Group LP	75,656	1,074,315
BAM	Brookfield Asset Management Inc. - Class A	46,320	1,051,927
CNS	Cohen & Steers, Inc.(1)	51,048	1,225,152
EV	Eaton Vance Corp.	33,968	950,764
BEN	Franklin Resources, Inc.	1,702	171,221
LM	Legg Mason, Inc.(1)	45,355	1,407,366
POW CN	Power Corporation of Canada	45,355	1,240,363
PZN	Pzena Investment Management, Inc. - Class A*(1)	183,471	1,498,958
SII CN	Sprott, Inc.	46,320	172,621
TROW	T. Rowe Price Group, Inc.	6,610	302,077
URB/A CN	Urbana Corp. - Class A*	378,280	671,304
GROW	US Global Investors, Inc. - Class A(1)	39,565	487,837
806 HK	Value Partners Group Limited*	1,351,000	559,572
WSDT	WisdomTree Investments, Inc.*(1)	11,580	17,370
			12,517,258
	Capital Markets - 12.80%
BK	The Bank of New York Mellon Corp.	31,315	907,822
GFIG	GFI Group, Inc.	1,737	12,559
JEF	Jefferies Group, Inc.*(1)	208,030	5,664,657
LAB	LaBranche & Co. Inc.*	141,855	482,307
NTRS	Northern Trust Corp.	16,984	987,789
RMG	Riskmetrics Group Inc.*	5,954	87,047
STT	State Street Corporation	15,336	806,674
TLPR LN	Tullett Prebon plc	5,790	36,162
			8,985,017
	Commercial Banks - 6.59%
3988 HK	Bank of China Ltd. - Class H	1,891,000	995,514
CATY	Cathay General Bancorp(1)	3,377	27,320
CLFC	Center Financial Corporation	5,674	21,675
939 HK	China Construction Bank Corp. - Class H	2,073,000	1,655,714
EWBC	East West Bancorp, Inc.	3,377	28,029
HAFC	Hanmi Financial Corporation*(1)	6,417	10,524
1398 HK	Industrial & Commercial Bank of China - Class H	2,372,000	1,787,405
NARA	Nara Bancorp, Inc.	6,620	46,009
UCBH	UCBH Holdings, Inc.(1)	6,803	5,442
WIBC	Wilshire Bancorp, Inc.	6,803	49,934
			4,627,566
	Diversified Consumer Services - 1.11%
BID	Sotheby's(1)	45,355	781,467

	Diversified Financial Services - 11.44%
CLE LN	Climate Exchange PLC*	51,145	675,972
CME	CME Group, Inc.	8,952	2,758,917
IBKR	Interactive Brokers Group, Inc. - Class A*	3,474	69,028
ICE	IntercontinentalExchange Inc.*(1)	29,777	2,894,027
LSE LN	London Stock Exchange Group plc	22,677	310,227
MXB	MSCI Inc. - Class A*	20,674	612,364
OCX CN	Onex Corporation	28,950	709,520
			8,030,055
	Diversified Telecommunication Services - 0.03%
IRDM	Iridium Communications, Inc.*	1,737	19,576

	Electric Utilities - 0.07%
BIP	Brookfield Infrastucture Partners LP	3,025	49,791

	European Exchanges - 1.31%
DB1 GR	Deutsche Boerse AG	11,262	920,427

	Global Exchanges - 10.02%
388 HK	Hong Kong Exchanges & Clearing Limited	191,850	3,478,032
JSE SJ	JSE Limited	169,840	1,401,768
SGX SP	Singapore Exchange Limited	360,495	2,154,806
			7,034,606
	Holding Company - 2.32%
BNB CN	BAM Investments Ltd.*	33,000	319,012
BRK/A	Berkshire Hathaway Inc. - Class A*	13	1,313,000
			1,632,012
	Household Durables - 1.29%
IEP	Icahn Enterprises LP	22,697	906,972

	Insurance - 8.78%
ABK	Ambac Financial Group, Inc.(1)	18,914	31,776
LFC	China Life Insurance Co., Limited - ADR	33,980	2,232,826
2628 HK	China Life Insurance Co., Limited - Class H	170,000	740,318
MKL	Markel Corporation*	714	235,491
MBI	MBIA Inc.*	117,923	915,082
2318 HK	Ping An Insurance Group Company of China Limited - Class H	253,500	2,011,632
			6,167,125
	IT Services - 6.08%
BR	Broadridge Financial Solutions, Inc.	68,032	1,367,443
DST	DST Systems, Inc.*	5,380	241,024
FISV	Fiserv, Inc.*	3,860	186,052
MA	Mastercard, Inc. - Class A	6,996	1,414,242
V	Visa, Inc. - Class A(1)	15,392	1,063,741
			4,272,502
	Metals & Mining - 6.49%
FNV CN	Franco-Nevada Corporation	173,700	4,557,262

	Other Exchanges - 2.60%
ASX AU	ASX Ltd.	49,649	1,541,772
IMAREX NO	IMAREX ASA*	1,930	16,707
NZX NZ	NZX Ltd.	45,863	269,946
			1,828,425
	Software - 0.87%
FTIS LI	Financial Technologies (India) Ltd. - GDR	139,611	607,308

	State Commercial Banks - 0.01%
PFBC	Preferred Bank Los Angeles	2,605	8,492

	Thrifts & Mortgage Finance - 2.24%
FRE	Federal Home Loan Mortgage Corporation*(1)	472,850	851,130
FNM	Federal National Mortgage Association*(1)	472,850	718,732
			1,569,862
	Transportation Infrastructure - 0.21%
995 HK	Anhui Expressway Co. Ltd. - Class H	58,000	34,276
177 HK	Jiangsu Expressway Company Ltd. - Class H	29,000	23,799
548 HK	Shenzhen Expressway Company Limited - Class H	25,000	12,258
107 HK	Sichuan Expressway Co. Limited - Class H	122,000	48,485
576 HK	Zhejiang Expressway Co., Limited. - Class H	35,000	30,664
			149,482
	U.S. Equity Exchanges - 5.39%
NDAQ	The Nasdaq OMX Group*	47,285	995,349
NYX	NYSE Euronext	96,500	2,787,885
			3,783,234

	TOTAL COMMON STOCKS (cost $68,966,070)		69,221,123

	SHORT-TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
FIUXX	First American Prime Obligations Fund - Class I#	757,513	757,513
	TOTAL SHORT-TERM INVESTMENTS (cost $757,513)		757,513

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 22.25%
	Investment Companies - 22.25%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	15,620,812	15,620,812
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $15,620,812)		15,620,812

	TOTAL INVESTMENTS - 121.91%		$85,599,448
	(cost $85,344,395)(a)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Options Written - September 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
CME.MT	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	20	$194,100
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $180,539)		$194,100

___________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - All or a portion of the shares have been committed as collateral for written option contracts.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1) - This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $14,894,050 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$86,393,856
Gross unrealized appreciation		10,808,781
Gross unrealized depreciation		(11,603,189)
Net unrealized depreciation	$(794,408)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2		Level 3	Total
Common Stocks	$68,597,108	$624,015	(1)	$—	$69,221,123
Short-Term Investments	757,513	—		—	757,513
Investments Purchased with the Cash
Proceeds from Securities Lending	15,620,812	—		—	15,620,812
Total Investment in Securities	$84,975,433	$624,015		$—	$85,599,448

Put Options Written	$(194,100)	$—		$—	$(194,100)

_______________________________
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investment in the following industries:
Other Exchanges					$16,707
Software					607,308
					$624,015

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

Identifier	COMMON STOCKS - 80.13%	Shares	Value

	Beverages - 0.48%
HEK	Heckmann Corporation*	20,300	$92,974

	Building Materials - 1.43%
SPIP SP	Sinopipe Holdings Limited*	2,000,000	276,861

	Building Products - 7.38%
AMN	Ameron International Corporation	7,000	489,860
GEBN VX	Geberit AG	6,108	938,332
			1,428,192
	Building Supplies - 4.28%
SOLK GA	Corinth Pipeworks SA*	100,000	302,915
NWPX	Northwest Pipe Company*	13,021	436,594
PAP TB	Pacific Pipe Public Company Limited	2,286,500	88,969
			828,478
	Chemicals - 0.63%
HWKN	Hawkins, Inc.(1)	2,000	46,720
YARIY	Yara International ASA - ADR	2,400	75,198
			121,918
	Commercial Services & Supplies - 5.63%
AENV SP	Asia Environment Holdings Limited*	310,000	68,221
SINO SP	Sinomem Technology Limited*	850,000	395,237
SEV FP	Suez Environnement Co.	10,000	228,430
TTEK	Tetra Tech, Inc.*	15,000	397,950
			1,089,838
	Construction & Engineering - 6.34%
ACM	Aecom Technology Corp.*	5,000	135,700
URS	URS Corp.*	25,000	1,091,250
			1,226,950
	Electric Utilities - 2.33%
1038 HK	Cheung Kong Infrastructure Holdings Limited	25,000	89,354
EDE	The Empire District Electric Co.(1)	20,000	361,800
			451,154
	Electronic Equipment, Instruments & Components - 2.65%
ITRI	Itron, Inc.*	8,000	513,120

	Gas Utilities - 1.42%
GSZ FP	GDF Suez	6,205	275,517

	Household Durables - 0.38%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	73,191

	Independent Power Producers & Energy Traders - 1.11%
BRC-U CN	Brookfield Renewable Power Fund	13,000	214,309

	Machinery - 13.65%
ARF-U CN	Armtec Infrastructure Income Fund	30,000	563,490
ERII	Energy Recovery Inc.*(1)	40,000	232,800
ESE	ESCO Technologies, Inc.*	10,000	394,000
FLOW	Flow International Corporation*	40,000	103,600
LNN	Lindsay Corporation(1)	20,000	787,600
MPR	Met-Pro Corporation	39,800	385,662
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. - Class H*	1,826,000	174,352
			2,641,504
	Multi-Utilities - 9.33%
ACE IM	ACEA S.P.A.	50,000	654,487
UU IX	United Utilities Group PLC	55,000	401,345
VE	Veolia Environnement - ADR(1)	19,500	750,555
			1,806,387
	Water Utilities - 23.09%
AWR	American States Water Company	6,200	224,316
AWK	American Water Works Co., Inc.	15,000	299,100
WTR	Aqua America, Inc.(1)	16,700	294,588
ARTNA	Artesian Resources Corp. - Class A(1)	20,610	346,660
HOO	Cascal N.V.	50,000	315,000
CTWS	Connecticut Water Service, Inc.	21,206	474,802
270 HK	Guangdong Investment Limited	1,000,000	492,900
MWC PM	Manila Water Company	1,050,000	343,499
MSEX	Middlesex Water Co.	20,000	301,600
NWG LN	Northumbrian Water Group Plc	90,200	355,484
SVT LN	Severn Trent plc	30,000	465,304
SWWC	Southwest Water Company	20,000	98,400
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	76,095
YORW	York Water Company	27,611	382,689
			4,470,437

	TOTAL COMMON STOCKS (cost $15,785,927)		15,510,830
		Principal
	SHORT-TERM INVESTMENTS - 17.65%	Amount
	US Government Agency Issues - 5.40%
313385MP7	Federal Home Loan Bank Discount Note
	0.041%, 10/05/2009	$1,046,000	1,045,995

	Money Market Funds - 12.25%	Shares
FIUXX	First American Prime Obligations Fund - Class I	403,913	403,913
FAIXX	First American Prime Obligations Fund - Class Y	867,463	867,463
FFCXX	First American Tax Free Obligations Fund - Class Y	659,143	659,143
FOCXX	First American Treasury Obligations Fund - Class Y	440,344	440,344
			2,370,863
	TOTAL SHORT-TERM INVESTMENTS (cost $3,416,859)		3,416,858

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 7.49%
	Investment Companies - 7.49%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	1,449,363	1,449,363
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $1,449,363)		1,449,363

	TOTAL INVESTMENTS - 105.27%		$20,377,051
	(cost $20,652,149)(a)
____________________________

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1) - This security or a portion of this security was out on loan at September 30, 2009. Total loaned securities had a market value of $1,369,235 at September 30, 2009.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments		$20,773,049
Gross unrealized appreciation				1,447,887
Gross unrealized depreciation				(1,843,885)
Net unrealized depreciation		$(395,998)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2		Level 3	Total
Common Stocks	$15,510,830	$—		$—	$15,510,830
Short-Term Investments	2,370,863	1,045,995	(1)	—	3,416,858
Investments Purchased with the Cash
Proceeds from Securities Lending	1,449,363	—		—	1,449,363
Total Investments in Securities	$19,331,056	$1,045,995		$—	$20,377,051
_____________________________________
(1) The Short-Term Invesmtents Level 2 balance consists of the market value of the associated Level 2 investment in the following industry:
U.S. Government Agency Issues					$1,045,995

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2009 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS - 43.16%	Amount	Value
	Computer and Electronic Product Manufacturing - 9.23%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035^	$100,000	$103,000
	Diversified Financial Services - 7.85%
631103AA6	The Nasdaq OMX Group
	2.500%, 08/15/2013^	100,000	87,625
	Funds, Trusts, and Other Financial Vehicles - 8.65%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037^	100,000	96,625
	Real Estate Investment Trusts (REITs) - 17.43%
929043AE7	Vornado Realty Trust
	3.625%, 11/15/2026^	100,000	97,625
939653AK7	Washington Real Estate Investment Trust
	3.875%, 09/15/2026^	100,000	97,000
			194,625
	TOTAL CONVERTIBLE BONDS (cost $455,854)		481,875

	CORPORATE BONDS - 17.98%
	Communications Services - 9.16%
27876GAQ1	Echostar DBS Corp.
	6.375%, 10/01/2011^	100,000	102,250
	Multi-Utilities - 8.82%
629377AT9	Nrg Energy, Inc.
	7.250%, 02/01/2014^	100,000	98,500
	TOTAL CORPORATE BONDS (cost $198,658)		200,750

	PUT OPTIONS PURCHASED - 0.02%	Contracts
	Aerospace and Defense - 0.02%
OOY.MV	L-3 Communications Holdings, Inc.^
	Expiration: January 2011,
	Exercise Price: $25.00	18	225
	TOTAL PUT OPTIONS PURCHASED (cost $1,224)		225

	SHORT-TERM INVESTMENTS - 8.01%	Shares
	Money Market Funds - 8.01%
FGVXX	First American Government Obligations Fund - Class Y^	16,009	16,009
FIUXX	First American Prime Obligations Fund - Class I^	38,154	38,154
FAIXX	First American Prime Obligations Fund - Class Y^	35,200	35,200
	TOTAL SHORT-TERM INVESTMENTS (cost $89,363)		89,363

	TOTAL INVESTMENTS - 69.17%		$772,213
	(cost $745,099)(a)
_________________________
Percentages are stated as a percent of net assets.

^ - All or a portion of the shares have been committed as collateral for written option contracts.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Aerospace & Defense
BA.WY	Boeing Co.
	Expiration: November 2009, Exercise Price: $35.00	1	$10
VBO.MI	Boeing Co.
	Expiration: January 2010, Exercise Price: $45.00	1	517
VOJ.MI	Northrop Grumman Corporation
	Expiration: January 2011, Exercise Price: $45.00	1	390
			917
	Airlines
ZNH.OC	China Southern Airlines Company Limited - ADR
	Expiration: March 2010, Exercise Price: $15.00	8	1,600

	Air, Freight and Logistics
FDX.MI	FedEx Corp.
	Expiration: January 2010, Exercise Price: $45.00	3	90

	Asset Managers
AMG.OL	Affiliated Managers Group Inc.
	Expiration: March 2010, Exercise Price: $60.00	2	1,160
BEN.VK	Franklin Resources, Inc.
	Expiration: October 2009, Exercise Price: $55.00	1	3
BEN.MM	Franklin Resources, Inc.
	Expiration: January 2010, Exercise Price: $65.00	1	47
RQW.VF	T. Rowe Price Group, Inc.
	Expiration: October 2009, Exercise Price: $30.00	1	3
RQW.MH	T. Rowe Price Group, Inc.
	Expiration: January 2010, Exercise Price: $40.00	1	180
			1,393
	Beverages
DEO.VI	Diageo plc - ADR
	Expiration: October 2009, Exercise Price: $45.00	1	3
DEO.MK	Diageo plc - ADR
	Expiration: January 2010, Exercise Price: $55.00	1	140
			143
	Biotechnology
CRL.NG	Charles River Laboratories International, Inc.
	Expiration: February 2010, Exercise Price: $35.00	1	240

	Brokerage & Investment Banking
LAZ.OG	Lazard Ltd. - Class A
	Expiration: March 2010, Exercise Price: $35.00	5	1,075

	Capital Markets
BX.OM	The Blackstone Group LP
	Expiration: March 2010, Exercise Price: $13.00	12	2,100
BLK.VZ	Blackrock, Inc.
	Expiration: October 2009, Exercise Price: $125.00	1	10
BK.MY	The Bank of New York Mellon Corp
	Expiration: January 2010, Exercise Price: $27.50	1	200
BYX.OF	The Bank of New York Mellon Corp
	Expiration: March 2010, Exercise Price: $30.00	2	760
SHQ.OQ	The Charles Schwab Corporation
	Expiration: March 2010, Exercise Price: $17.00	10	1,075
GQG.OI	GFI Group, Inc.
	Expiration: March 2010, Exercise Price: $7.50	5	675
IVZ.VB	Invesco Limited
	Expiration: October 2009, Exercise Price: $10.00	8	20
NRQ.VK	Northern Trust Corp.
	Expiration: October 2009, Exercise Price: $55.00	2	110
NRQ.MK	Northern Trust Corp.
	Expiration: January 2010, Exercise Price: $55.00	2	590
OLD.MI	State Street Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	2,085
QGW.XU	U.S. Global Investors, Inc. - Class A
	Expiration: December 2009, Exercise Price: $7.50	6	135
			7,760
	Chemicals
IAQ.VG	Sigma-Aldrich Corp.
	Expiration: October 2009, Exercise Price: $35.00	2	10
IAQ.MI	Sigma-Aldrich Corp.
	Expiration: January 2010, Exercise Price: $45.00	1	72
			82
	Commercial Banks
HDB.VL	HDFC Bank Ltd. - ADR
	Expiration: October 2009, Exercise Price: $60.00	1	3
IBN.MC	ICIC Bank Ltd. - ADR
	Expiration: January 2010, Exercise Price: $15.00	2	10
IBN.OP	ICIC Bank Ltd. - ADR
	Expiration: March 2010, Exercise Price: $34.00	2	650
MTB.MJ	M&T Bank Corporation
	Expiration: January 2010, Exercise Price: $50.00	2	430
WFC.MX	Wells Fargo & Company
	Expiration: January 2010, Exercise Price: $22.50	6	600
			1,693
	Commercial Services & Supplies
IRM.VX	Iron Mountain Incorporated
	Expiration: October 2009, Exercise Price: $22.50	2	10
IRM.ME	Iron Mountain Incorporated
	Expiration: January 2010, Exercise Price: $25.00	4	520
			530
	Consumer Finance
AXP.MA	American Express Company
	Expiration: January 2010, Exercise Price: $24.00	1	65
DFS.MB	Discover Financial Services
	Expiration: January 2010, Exercise Price: $10.00	2	40
			105
	Diversified Financial Services
LUK.MC	Leucadia National Corporation
	Expiration: January 2010, Exercise Price: $15.00	6	120
LUK.OE	Leucadia National Corporation
	Expiration: March 2010, Exercise Price: $25.00	2	630
MCO.MF	Moody's Corporation
	Expiration: January 2010, Exercise Price: $30.00	1	1,010
			1,760
	Electric Utilities
AYE.VX	Allegheny Energy, Inc.
	Expiration: October 2009, Exercise Price: $22.50	2	10
AYE.ME	Allegheny Energy, Inc.
	Expiration: January 2010, Exercise Price: $25.00	2	215
AYE.MF	Allegheny Energy, Inc.
	Expiration: January 2010, Exercise Price: $30.00	1	400
ETR.OP	Entergy Corporation
	Expiration: March 2010, Exercise Price: $80.00	2	1,220
GXP.OW	Great Plains Energy Incorporated
	Expiration: March 2010, Exercise Price: $17.50	5	562
			2,407
	Food Products
ADM.OM	Archer-Daniels-Midland Company
	Expiration: March 2010, Exercise Price: $27.00	3	585
BGW.MJ	Bunge Limited
	Expiration: January 2010, Exercise Price: $50.00	1	145
BGW.ML	Bunge Limited
	Expiration: January 2010, Exercise Price: $60.00	1	420
UN.NE	Unilever NV
	Expiration: February 2010, Exercise Price: $25.00	2	170
			1,320
	Funds, Trusts, and Other Financial Vehicles
UTH.WN	Utilities HOLDRs Trust
	Expiration: November 2009, Exercise Price: $70.00	2	15
PEE.XC	Vanguard REIT ETF
	Expiration: December 2009, Exercise Price: $29.00	4	160
			175
	Health Care Equipment & Supplies
BDX.ON	Becton, Dickinson and Company
	Expiration: March 2010, Exercise Price: $70.00	2	1,060

	Hotels, Restaurants & Leisure
IGT.VU	International Game Technology
	Expiration: October 2009, Exercise Price: $7.50	1	3
IGT.VB	International Game Technology
	Expiration: October 2009, Exercise Price: $10.00	8	20
UWV.XQ	Wynn Resorts Limited
	Expiration: December 2009, Exercise Price: $35.00	1	20
			43
	Household Durables
FO.OI	Fortune Brands, Inc.
	Expiration: March 2010, Exercise Price: $45.00	2	1,260

	Independent Power Producers & Energy Traders
CPN.OV	Calpine Corp.
	Expiration: March 2010, Exercise Price: $12.50	16	3,600
HNP.WE	Huaneng Power International, Inc. - ADR
	Expiration: November 2009, Exercise Price: $25.00	2	210
HNP.NF	Huaneng Power International, Inc. - ADR
	Expiration: February 2010, Exercise Price: $30.00	2	920
MIR.OC	Mirant Corporation
	Expiration: March 2010, Exercise Price: $15.00	7	945
OBD.ME	NRG Energy, Inc.
	Expiration: January 2011, Exercise Price: $25.00	6	2,340
			8,015
	Insurance
LFC.MK	China Life Insurance Co., Limited - ADR
	Expiration: January 2010, Exercise Price: $55.00	1	145
MMC.VD	Marsh & McLennan Companies, Inc.
	Expiration: October 2009, Exercise Price: $20.00	2	10
MMC.MW	Marsh & McLennan Companies, Inc.
	Expiration: January 2010, Exercise Price: $17.50	2	20
MBI.MA	MBIA Inc.
	Expiration: January 2010, Exercise Price: $5.00	4	180
			355
	IT Services
ADP.WG	Automatic Data Processing, Inc.
	Expiration: November 2009, Exercise Price: $35.00	1	30
OLJ.MA	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $37.50	1	420
CAI.OI	CACI International, Inc. - Class A
	Expiration: March 2010, Exercise Price: $45.00	2	595
ZZH.MW	The Western Union Company
	Expiration: January 2011, Exercise Price: $17.50	4	1,050
			2,095
	Media
MHP.WX	The McGraw-Hill Companies, Inc.
	Expiration: November 2009, Exercise Price: $22.50	2	212
MHP.MF	The McGraw-Hill Companies, Inc.
	Expiration: January 2010, Exercise Price: $30.00	2	1,200
DIS.VW	The Walt Disney Co.
	Expiration: October 2009, Exercise Price: $17.50	2	5
DIS.MX	The Walt Disney Co.
	Expiration: January 2010, Exercise Price: $22.50	3	159
			1,576
	Metals & Mining
CMC.MV	Commercial Metals Company
	Expiration: January 2010, Exercise Price: $12.50	8	360
CMC.OW	Commercial Metals Company
	Expiration: March 2010, Exercise Price: $17.50	3	772
FCX.WH	Freeport-McMoRan Copper & Gold Inc.
	Expiration: November 2009, Exercise Price: $40.00	3	36
NUE.MB	Nucor Corp.
	Expiration: January 2010, Exercise Price: $42.00	1	240
RTP.MG	Rio Tinto Plc - ADR
	Expiration: January 2010, Exercise Price: $135.00	1	510
			1,918
	Oil, Gas & Consumable Fuels
CCJ.MX	Cameco Corporation
	Expiration: January 2010, Exercise Price: $22.50	2	170
CNQ.MJ	Canadian Natural Resources Ltd.
	Expiration: January 2010, Exercise Price: $50.00	4	460
CNQ.OM	Canadian Natural Resources Ltd.
	Expiration: March 2010, Exercise Price: $65.00	2	1,480
SNP.MO	China Petroleum & Chemical Corp. - ADR
	Expiration: January 2010, Exercise Price: $75.00	1	300
CEO.OG	CNOOC Limited - ADR
	Expiration: March 2010, Exercise Price: $135.00	2	2,860
ECA.MH	EnCana Corporation
	Expiration: January 2010, Exercise Price: $40.00	2	80
IMO.WG	Imperial Oil Ltd.
	Expiration: November 2009, Exercise Price: $35.00	2	170
IMO.NG	Imperial Oil Ltd.
	Expiration: February 2010, Exercise Price: $35.00	1	197
NXY.MC	Nexen Inc.
	Expiration: January 2010, Exercise Price: $15.00	2	40
NXY.OX	Nexen Inc.
	Expiration: March 2010, Exercise Price: $22.50	3	855
PWE.XV	Penn West Energy Trust
	Expiration: December 2009, Exercise Price: $12.50	2	30
SUG.OD	Southern Union Company
	Expiration: March 2010, Exercise Price: $20.00	7	998
TPO.VW	StatoilHydro ASA - ADR
	Expiration: October 2009, Exercise Price: $17.50	2	15
STO.MW	StatoilHydro ASA - ADR
	Expiration: January 2010, Exercise Price: $17.50	2	55
SXH.OG	Suncor Energy, Inc.
	Expiration: March 2010, Exercise Price: $35.00	5	2,225
			9,935
	Real Estate Investment Trusts (REITs)
BAM.MW	Brookfield Asset Management, Inc. - Class A
	Expiration: January 2010, Exercise Price: $17.50	3	120
BAM.OX	Brookfield Asset Management, Inc. - Class A
	Expiration: March 2010, Exercise Price: $22.50	3	705
PSA.XK	Public Storage
	Expiration: December 2009, Exercise Price: $55.00	2	130
VNO.OM	Vornado Realty Trust
	Expiration: March 2010, Exercise Price: $65.00	5	4,750
WRE.VW	Washington Real Estate Investment Trust
	Expiration: October 2009, Exercise Price: $17.50	6	30
			5,735
	Real Estate Management and Development
CBG.OV	CB Richard Ellis Group, Inc. - Class A
	Expiration: March 2010, Exercise Price: $12.50	7	1,802
JLL.OJ	Jones Lang LaSalle Incorporated
	Expiration: March 2010, Exercise Price: $50.00	5	3,875
JOE.OF	The St. Joe Company
	Expiration: March 2010, Exercise Price: $30.00	6	2,370
			8,047
	Road & Rail
BNI.VL	Burlington Northern Santa Fe Corporation
	Expiration: October 2009, Exercise Price: $60.00	1	3
CP.OJ	Canadian Pacific Railway Limited
	Expiration: March 2010, Exercise Price: $50.00	2	1,400
CSX.WS	CSX Corp.
	Expiration: November 2009, Exercise Price: $27.00	1	10
OBC.MI	CSX Corp.
	Expiration: January 2011, Exercise Price: $45.00	1	995
			2,408
	Specialty Retail
TIF.WD	Tiffany & Co.
	Expiration: November 2009, Exercise Price: $20.00	2	5
VFF.MF	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $30.00	2	790
			795
	Textiles, Apparel & Luxury Goods
COH.MD	Coach, Inc.
	Expiration: January 2010, Exercise Price: $20.00	1	20
VZF.ME	Coach, Inc.
	Expiration: January 2011, Exercise Price: $25.00	1	307
			327
	Tobacco
MO.OR	Altria Group, Inc.
	Expiration: March 2010, Exercise Price: $17.00	5	495

	Transportation Services
UPS.VJ	United Parcel Service - Class B
	Expiration: October 2009, Exercise Price: $50.00	1	15
UPS.MI	United Parcel Service - Class B
	Expiration: January 2010, Exercise Price: $45.00	1	60
			75
	U.S. Equity Exchanges
NQD.MC	The Nasdaq OMX Group
	Expiration: January 2010, Exercise Price: $15.00	6	120
NQD.MX	The Nasdaq OMX Group
	Expiration: January 2010, Exercise Price: $22.50	5	1,287
NYX.OJ	NYSE Euronext
	Expiration: March 2010, Exercise Price: $28.00	5	1,575
			2,982
	Wireless Telecommunication Services
CHU.VU	China Unicom (Hong Kong) Limited - ADR
	Expiration: October 2009, Exercise Price: $7.50	11	28
CHU.MB	China Unicom (Hong Kong) Limited - ADR
	Expiration: January 2010, Exercise Price: $10.00	4	60
			88
	TOTAL PUT OPTIONS WRITTEN (premiums received $116,038)		$68,499
______________________

ADR - American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at September 30, 2009 was as follows@:

Cost of investments	$745,099
Gross unrealized appreciation		28,407
Gross unrealized depreciation		(1,293)
Net unrealized appreciation	$27,114

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$481,875	$—	$481,875
Corporate Bonds	—	200,750	—	200,750
Purchased Put Option Contracts	225	—	—	225
Short-Term Investments	89,363	—	—	89,363

Total Investments in Securities	$89,588	$682,625	$—	$772,213

Put Options Written	$(68,499)	$—	$—	$(68,499)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*      /s/ Peter B. Doyle
 Peter B. Doyle, President

Date     November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Peter B. Doyle
Peter B. Doyle, President

Date     November 23, 2009

By (Signature and Title)*     /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date     November 23, 2009

* Print the name and title of each signing officer under his or her signature.